OTHER PAYABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER PAYABLES
Salaries and welfare payable	¥ 14,048	¥ 7,129
Interest payable	822	667
Payables for constructions	54,596	42,027
Other payables	93,764	59,023
Financial liabilities carried at amortized costs	163,230	108,846
Taxes other than income tax	76,458	70,262
Other payables, total	¥ 239,688	¥ 179,108